IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600


Integrated ARROs Fund II (the "Fund")
-------------------------------------

October, 2005

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2005. On August 11, 2005 all three Payment Obligations owned by the Fund were paid off. A distribution in the amount of $1,131.40 per unit was paid to unitholders of record as of September 30, 2005. Such distribution was paid on October 17, 2005.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                        Statement of Financial Condition
                                  June 30, 2005
                                   (unaudited)



Assets

Cash and Cash Equivalents                                             $  413,442

Investments in payment obligations, at minimum
termination value (cost $3,958,091)                                    7,078,968
                                                                      ----------

Total Assets                                                           7,492,410
                                                                      ==========

Liabilities

Distributions Payable                                                    413,442
                                                                      ----------

Net Assets                                                            $7,078,968
                                                                      ==========

Net Asset Value per unit (7,446 units outstanding)                    $   950.71
                                                                      ==========




                        See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 2005
                                   (unaudited)



Investment Income:

    Interest and discount earned, net of fund expenses                  $503,640
                                                                        ========






                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 2005
                                   (unaudited)



Decrease in net assets from operations:


Net investment income                                               $   503,640
                                                                    -----------

Net increase in net assets resulting from operations                    503,640

Total declared as distributions to Unit Holders                      (1,154,991)
                                                                    -----------

Net decrease in net assets                                             (651,351)

Net assets:

Beginning of period                                                   7,730,319
                                                                    -----------

End of period                                                       $ 7,078,968
                                                                    ===========





                        See notes to financial statements

                            Integrated ARROs Fund II
           Schedule of Selected Per Unit Operating Performance, Ratios
                             and Supplemental Data


                                           Six Months Ended        Year Ended
                                             June 30, 2005     December 31, 2004
                                              (unaudited)           (audited)
                                            --------------      --------------

Per Unit Operating Performance

Net asset value, beginning of period        $     1,038.17      $     1,204.03

Net investment income                                67.65              148.09

Distributions                                      (155.11)            (313.95)
                                            --------------      --------------

Net asset value, end of period              $       950.71      $     1,038.17
                                            ==============      ==============

Total investment return                     $        67.65      $       148.09
                                            ==============      ==============

Ratios/Supplemental Data

Net assets, end of period                   $    7,078,968      $    7,730,319

Ratio of expenses to average net assets               0.51%               0.49%

Ratio of net investment income to average
net assets                                            6.80%(1)           13.21%

Portfolio turnover rate                                N/A                 N/A

(1)  Not annualized.

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.    GENERAL

      The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2004, which is herein incorporated by reference.

      The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

      Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment  Obligations  are valued at the lower of fair market value (as
      determined   by  the  Board  of  Directors  of  the  Sponsor)  or  Minimum
      Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

      Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.    COMMITMENTS AND CONTINGENCIES

      The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $37,837 in expenses from the proceeds of the January 2005 through June 2005 payment obligations received.

5.    DISTRIBUTION PAYABLE

      The Trustee declared a $413,442 ($55.53 per unit) distribution payable to unitholders of record as of June 30, 2005. Such distribution was paid on July 15, 2005.

6.    SUBSEQUENT EVENTS

      On August 11, 2005 the Fund's Trustee received $7,805,140 representing the payoff of principal and accrued interest on all three Payment Obligations. The Trustee declared a $8,424,364 ($1,131.40 per unit) distribution payable to unitholders of record as of September 30, 2005. Such distribution was paid on October 17, 2005.


                                                         Integrated ARROs Fund II
                                                    Schedule of Portfolio Investments
                                                              June 30, 2005



Partnership/                                                                             Discount To
Date Payment                                             Original   Simple            Arrive at Minimum    Periodic        Minimum
Obligation                Property          Type of     Principal  Interest  Accrued     Termination    Payment During   Termination
 Incurred    Lessee       Location          Property      Amount     Rate   Interest       Amount        Primary Term (1)  Amount
------------------------------------------------------------------------------------------------------------------------------------
Bradall     Albertson's  Boise, ID         Department   $1,444,107 16.500%  $1,330,663  $  699,453       7/1/98-7/1/03    $2,075,317
12/16/82    Inc.         Snohomish, WA     Stores               (3)                                     $387,871/semi.
                         Las Cruces, NM                                                                  1/1/04-1/1/08
                         Sioux Falls, SD                                                                $288,725/semi.
                         Bradenton, FL                                                                             (3)


Dalhill     The Kroger   Houston, TX       Supermarkets  1,485,000 19.625%   1,057,212     284,571     1/31/97-12/31/06    2,257,641
01/15/82    Company      Dallas, TX                                                                        $57,242/mo.
                         Columbus, OH
                         Cincinnati, OH
                         Louisville, KY (2)



Walmad      Walgreen     Windsor, WI       Warehouse/    1,500,000 18.500%   1,483,586     237,576       4/1/97-3/1/02     2,746,010
02/25/82    Company                        Distribution                                                   $23,125/mo.;
                                           Facility                                                      4/1/02-3/1/07
                                                                                                           $92,551/mo.




                                                        ----------          ----------  ----------                        ----------
                                                        $4,429,107          $3,871,461  $1,221,600                        $7,078,968
                                                        ==========          ==========  ==========                        ==========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) As adjusted, due to the sale of its Sioux Falls, SD property.


                                             INTEGRATED ARROS FUND II
                          SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                        JANUARY 1, 2005 THROUGH JUNE 30, 2005

               ACCRUED                       ACCRUED                      ACCRUED                         ACCRUED
  DATE         INTEREST        DATE         INTEREST         DATE         INTEREST        DATE            INTEREST
  ----         --------        ----         --------         ----         --------        ----            --------
01-Jan-05      4,222,350     23-Feb-05      4,189,768      17-Apr-05      4,007,393     09-Jun-05         3,825,018
02-Jan-05      4,224,562     24-Feb-05      4,191,980      18-Apr-05      4,009,605     10-Jun-05         3,827,230
03-Jan-05      4,226,773     25-Feb-05      4,194,191      19-Apr-05      4,011,816     11-Jun-05         3,829,442
04-Jan-05      4,228,985     26-Feb-05      4,196,403      20-Apr-05      4,014,028     12-Jun-05         3,831,653
05-Jan-05      4,231,196     27-Feb-05      4,198,614      21-Apr-05      4,016,239     13-Jun-05         3,833,865
06-Jan-05      4,233,408     28-Feb-05      4,200,826      22-Apr-05      4,018,451     14-Jun-05         3,836,076
07-Jan-05      4,235,619     01-Mar-05      4,053,244      23-Apr-05      4,020,662     15-Jun-05         3,838,288
08-Jan-05      4,237,831     02-Mar-05      4,055,456      24-Apr-05      4,022,874     16-Jun-05         3,840,499
09-Jan-05      4,240,042     03-Mar-05      4,057,667      25-Apr-05      4,025,086     17-Jun-05         3,842,711
10-Jan-05      4,242,254     04-Mar-05      4,059,879      26-Apr-05      4,027,297     18-Jun-05         3,844,922
11-Jan-05      4,244,465     05-Mar-05      4,062,090      27-Apr-05      4,029,509     19-Jun-05         3,847,134
12-Jan-05      4,246,677     06-Mar-05      4,064,302      28-Apr-05      4,031,720     20-Jun-05         3,849,345
13-Jan-05      4,248,888     07-Mar-05      4,066,514      29-Apr-05      4,033,932     21-Jun-05         3,851,557
14-Jan-05      4,251,100     08-Mar-05      4,068,725      30-Apr-05      4,036,143     22-Jun-05         3,853,768
15-Jan-05      4,253,311     09-Mar-05      4,070,937      01-May-05      3,888,562     23-Jun-05         3,855,980
16-Jan-05      4,255,523     10-Mar-05      4,073,148      02-May-05      3,890,773     24-Jun-05         3,858,191
17-Jan-05      4,257,734     11-Mar-05      4,075,360      03-May-05      3,892,985     25-Jun-05         3,860,403
18-Jan-05      4,259,946     12-Mar-05      4,077,571      04-May-05      3,895,196     26-Jun-05         3,862,614
19-Jan-05      4,262,158     13-Mar-05      4,079,783      05-May-05      3,897,408     27-Jun-05         3,864,826
20-Jan-05      4,264,369     14-Mar-05      4,081,994      06-May-05      3,899,619     28-Jun-05         3,867,038
21-Jan-05      4,266,581     15-Mar-05      4,084,206      07-May-05      3,901,831     29-Jun-05         3,869,249
22-Jan-05      4,268,792     16-Mar-05      4,086,417      08-May-05      3,904,042     30-Jun-05         3,871,461
23-Jan-05      4,271,004     17-Mar-05      4,088,629      09-May-05      3,906,254
24-Jan-05      4,273,215     18-Mar-05      4,090,840      10-May-05      3,908,466
25-Jan-05      4,275,427     19-Mar-05      4,093,052      11-May-05      3,910,677
26-Jan-05      4,277,638     20-Mar-05      4,095,263      12-May-05      3,912,889
27-Jan-05      4,279,850     21-Mar-05      4,097,475      13-May-05      3,915,100
28-Jan-05      4,282,061     22-Mar-05      4,099,686      14-May-05      3,917,312
29-Jan-05      4,284,273     23-Mar-05      4,101,898      15-May-05      3,919,523
30-Jan-05      4,286,484     24-Mar-05      4,104,110      16-May-05      3,921,735
31-Jan-05      4,288,696     25-Mar-05      4,106,321      17-May-05      3,923,946
01-Feb-05      4,141,114     26-Mar-05      4,108,533      18-May-05      3,926,158
02-Feb-05      4,143,326     27-Mar-05      4,110,744      19-May-05      3,928,369
03-Feb-05      4,145,538     28-Mar-05      4,112,956      20-May-05      3,930,581
04-Feb-05      4,147,749     29-Mar-05      4,115,167      21-May-05      3,932,792
05-Feb-05      4,149,961     30-Mar-05      4,117,379      22-May-05      3,935,004
06-Feb-05      4,152,172     31-Mar-05      4,119,590      23-May-05      3,937,215
07-Feb-05      4,154,384     01-Apr-05      3,972,009      24-May-05      3,939,427
08-Feb-05      4,156,595     02-Apr-05      3,974,220      25-May-05      3,941,638
09-Feb-05      4,158,807     03-Apr-05      3,976,432      26-May-05      3,943,850
10-Feb-05      4,161,018     04-Apr-05      3,978,643      27-May-05      3,946,062
11-Feb-05      4,163,230     05-Apr-05      3,980,855      28-May-05      3,948,273
12-Feb-05      4,165,441     06-Apr-05      3,983,066      29-May-05      3,950,485
13-Feb-05      4,167,653     07-Apr-05      3,985,278      30-May-05      3,952,696
14-Feb-05      4,169,864     08-Apr-05      3,987,490      31-May-05      3,954,908
15-Feb-05      4,172,076     09-Apr-05      3,989,701      01-Jun-05      3,807,326
16-Feb-05      4,174,287     10-Apr-05      3,991,913      02-Jun-05      3,809,538
17-Feb-05      4,176,499     11-Apr-05      3,994,124      03-Jun-05      3,811,749
18-Feb-05      4,178,710     12-Apr-05      3,996,336      04-Jun-05      3,813,961
19-Feb-05      4,180,922     13-Apr-05      3,998,547      05-Jun-05      3,816,172
20-Feb-05      4,183,134     14-Apr-05      4,000,759      06-Jun-05      3,818,384
21-Feb-05      4,185,345     15-Apr-05      4,002,970      07-Jun-05      3,820,595
22-Feb-05      4,187,557     16-Apr-05      4,005,182      08-Jun-05      3,822,807
